Structured entities	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Structured entities	44 Structured entities
ING Group’s activities involve transactions with various structured entities (SE) in the normal course of its business.
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. ING Group’s involvement in these entities varies and includes both debt financing and equity financing of these entities as well as other relationships. Based on its accounting policies, ING establishes whether these involvements result in no significant influence, significant influence, joint control or control over the structured entity.
The structured entities over which ING can exercise control are consolidated. ING may provide support to these consolidated structured entities as and when appropriate. However, this is fully reflected in the consolidated financial statements of ING Group as all assets and liabilities of these entities are included and off-balance sheet commitments are disclosed.
ING’s activities involving structured entities are explained below in the following categories:
1. Consolidated ING originated securitisation programmes;
2. Consolidated ING originated Covered bond programme (CBC);
3. Consolidated ING sponsored Securitisation programme (Mont Blanc);
4. Unconsolidated Securitisation programme; and
5. Other structured entities.
1. Consolidated ING originated securitisation programmes
ING Group enters into liquidity management securitisation programmes in order to obtain funding and improve liquidity. Within the programme ING Group sells ING-originated assets to a structured entity. The underlying exposures include residential mortgages and SME loans in the Netherlands, Belgium, Spain, Italy, Australia and
Germany.
The structured entity issues securitised notes (traditional securitisations) which are eligible collateral for central bank liquidity purposes. In most programmes ING Group acts as investor of the securitised notes. ING Group continues to consolidate these structured entities if it is deemed to control the entities.
The structured entity issues securitisation notes in two or more tranches, of which the senior tranche obtains a high rating (AAA or AA) by a rating agency. The retained tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.
ING Group originated various securitisations, and as at 31 December 2025 , these consisted of EUR 76 billion (2024:
EUR 74 billion) of senior and subordinated notes, of which EUR 4 billion (2024: EUR 4 billion) were issued externally.
The underlying exposures are residential mortgages and SME loans. Apart from the third party funding, these securitisations did not impact ING Group’s Consolidated statement of financial position and profit or loss.
In 2025, there are no non-controlling interests as part of the securitisation structured entities that are significant to ING Group.
2. Consolidated ING originated covered bond programme (CBC)
ING Group has entered into a covered bond programme. Under the covered bond programme, ING issues bonds.
The payment of interest and principal is guaranteed by the ING administered structured entities presented in table below. In order for these entities to fulfil their guarantee, ING legally transfers mainly mortgage loans originated by ING. Furthermore, ING offers protection against deterioration of the mortgage loans. The entities are consolidated by ING Group.

Covered bond programme
	Fair value pledged mortgage loans
in EUR million	2025	2024
Dutch Covered Bond programmes	29,131	27,172
Diba Mortgage Pfandbriefe	18,811	15,050
ING Belgium Residential Pandbrieven Programme	8,986	9,024
IBAL Covered Bond	3,492	3,676
ING Bank Hipoteczny CBP	820	602
	61,240	55,524
For the covered bond programme, third-party investors in securities issued by the structured entity have recourse to the assets of the entity and to the assets of ING Group.
3. Consolidated ING sponsored Securitisation programme (Mont Blanc)
In the normal course of business, ING Group structures financing transactions for its clients by assisting them in obtaining sources of liquidity by selling the clients’ receivables or other financial assets to a Special Purpose Vehicle
(SPV). The senior positions in these transactions may be funded by the ING administered multi-seller Asset Backed
Commercial Paper (ABCP) conduit Mont Blanc Capital Corp. (rated A-1/P-1). Mont Blanc Capital Corp. funds itself externally in the ABCP markets.
ING Group facilitates these transactions by acting as administrative agent, swap counterparty and liquidity provider to Mont Blanc Capital Corp. ING Group also provides support facilities (i.e. liquidity) backing the transactions funded by the conduit. The types of asset currently in the Mont Blanc conduit include trade receivables, consumer finance receivables, car leases.
ING Group supports the ABCP programmes by providing Mont Blanc Capital Corp. with short-term liquidity facilities.
Once drawn these facilities bear normal credit risk.
The liquidity facilities provided to Mont Blanc are EUR 4,800 million (2024: EUR  3,119 million). The drawn liquidity amount is nil as at 31 December 2025 (2024: nil).
The standby liquidity facilities are reported under irrevocable facilities. All facilities, which vary in risk profile, are granted to the Mont Blanc Capital Corp. subject to normal ING Group credit and liquidity risk analysis procedures.
The fees received for services provided and for facilities are charged subject to market conditions.
4. Unconsolidated Securitisation programmes
In 2013 ING transferred financial assets (mortgage loans) for an amount of EUR  2 billion to a special purpose vehicle (SPV). The transaction resulted in full derecognition of the financial assets from ING’s statement of financial position. Following this transfer ING continues to have two types of ongoing involvement in the transferred assets:
as counterparty to the SPE of a non-standard interest rate swap, which is recognised as a non-trading derivative, and as servicer of the transferred assets. Service fee income recognised, for the role as administrative agent, in the statement of profit or loss in 2025 amounted to EUR 1 million (2024: EUR  1 million). The cumulative income recognised in profit or loss since derecognition amounts to EUR 21 million (2024: EUR  20 million).
In 2025, ING established two SPVs, which are Designated Activity Companies incorporated in Ireland, for the purpose of significant risk transfer securitizations. ING transferred the credit risk on the selected diversified portfolios of corporate loans without transferring the assets to the SPVs. Each SPV has issued a series of credit linked notes varying in seniority of the referenced loans to the investors. Subsequently, SPVs provide a financial guarantee to ING in respect of the referenced loans and, in return for a fee, are liable to make protection payments to ING upon the occurrence of a credit event in relation to any of the referenced loans. As of 31
December 2025, credit linked notes held by third parties amounted to EUR 676 million (2024: nil) and funds raised by the sale of the credit linked notes are deposited within ING as collateral for the credit protection. The associated corporate loans were EUR 10 billion (2024: nil). The SPVs are not consolidated by ING because the third-party investors have the exposure, or rights to all variability of returns of the entities. No assets are transferred to, or income received from these entities and the credit linked notes are fully cash collateralized.
5. Other structured entities
In the normal course of business, ING Group enters into transactions with structured entities as counterparty.
Predominantly in its structured finance operations, ING can be instrumental in facilitating the creation of these structured entity counterparties. These entities are generally not included in the consolidated financial statements of ING Group, as ING facilitates these transactions as administrative agent by providing structuring, accounting, funding, lending, and operation services.
ING Group offers various investment fund products to its clients. ING Group does not invest in these investment funds for its own account nor acts as the fund manager.